Deposits (Tables)	12 Months Ended
Jun. 30, 2026
Deposits [Abstract]
Schedule of Deposits

Deposits consist of the following major classifications at June 30:

(in thousands)	2026	2025
Non-interest bearing checking accounts	$11,165	$11,805
Interest bearing transaction accounts
Checking accounts	22,031	17,567
Savings Accounts	33,306	43,001
Money market demand deposits	11,245	5,615
Total interest bearing transaction accounts	66,582	66,183
Total demand, transaction and passbook deposits	77,747	77,988
Certificates of deposit	183,085	199,575
Total deposits	$260,832	$277,563

Schedule of Maturities of Outstanding Certificates of Deposit	Maturities of outstanding certificates of deposit at June 30 are summarized as follows:
(in thousands)	2026
2027	$163,293
2028	18,952
2029	363
2030	193
2031 and thereafter	284
$183,085